LOANS - Schedule of Contractual Maturity of Loans (Details)	Dec. 31, 2022
Direct Cash Loans
2023	61.10%
2024	30.30%
2025	6.50%
2026	1.70%
2027	0.40%
2028 & beyond	0.10%
Total	100.00%
Real Estate Loans
2023	11.40%
2024	11.20%
2025	11.30%
2026	10.40%
2027	9.60%
2028 & beyond	46.10%
Total	100.00%
Sales Finance Contracts
2023	27.70%
2024	26.90%
2025	22.30%
2026	15.80%
2027	6.70%
2028 & beyond	0.50%
Total	100.00%